Events After the Date of the Statement of Financial Position - Summary of Financial Performance and Cash Flow Information (Detail) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Performance And Cash Flow Information [Line Items]
Finance costs, net	S/ (185,445)	S/ (221,664)	S/ (168,083)
Operating profit from discontinued activities before taxation	3,562	11,995	9,142
Profit from discontinued activities attributable to owners of the Company	148,738	(509,699)	7,097
Stracon GyM member]
Disclosure Of Financial Performance And Cash Flow Information [Line Items]
Revenue	1,027,804	1,222,707	1,476,764
Operating costs	(943,805)	(1,099,789)	(1,305,806)
Finance costs, net	(5,231)	(3,104)	(21,478)
Operating profit from discontinued activities before taxation	78,768	119,814	149,480
Income tax expense	(17,969)	(32,558)	(40,492)
Loss from discontinued ordinary activities after taxation	60,799	87,256	108,988
Profit from discontinued activities attributable to owners of the Company	S/ 53,254	S/ 76,428	S/ 95,463
Basic	S/ 0.778	S/ 1.117	S/ 1.395
Operating cash flows	S/ 118,418	S/ 49,105	S/ 166,438
Investing cash flows	(6,750)	(31,132)	(19,914)
Financing cash flows	S/ (97,802)	S/ (71,382)	S/ (120,655)